Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory	The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2018	2017
Finished goods	$166.8	$160.7
Work in process	34.3	32.4
Raw materials	77.6	82.6
Total	$278.7	$275.7